Other Income (Expenses), Net - Schedule of Other Income (Expenses) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Other Income And Expenses [Abstract]
Loss on disposal of subsidiaries	$ (76,814)	[1]
(Loss) gain resulting from remeasurement of contingent liability	(2,053)		(1,906)		(1,760)
Loss on currency operations	(2,029)		(4,643)		(4,454)
Gain on forgiveness of fines and penalties	2,550	[1]	2,777	[1]	47	[1]
Gain on accounts payable with expired legal term	1,737	[1]	3,158	[1]	5,338	[1]
Dividends received	285		25,981		28
Gain (loss) on sale of investments	(855)		2,166		(6)
Other taxes					(6,081)
Other income (expenses), net	(8,669)		1,899		2,507
Total other income (expenses), net	$ (85,848)	[1]	$ 29,432	[1]	$ (4,381)	[1]

[1]	See Note 22